United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  Sepember 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	181 Harbor Drive
		Stamford CT  06902-7474

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		203 964-9902
Signature, Place, and Date of Signing:

	Donald von Wedel	Stamford, CT	November 14, 2001

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	Sepember 30, 2001

Number of Other included Managers:	2

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$2,692,233
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209      900    93300 SH       SOLE                    93300
American Home Products         COM              026609107      699    12000 SH       SOLE                    12000
American International         COM              026874107     4254    54540 SH       SOLE                    54540
BP Amoco PLC                   COM              055622104      315     6400 SH       SOLE                     6400
Bristol Meyers Squibb          COM              110122108      457     8228 SH       SOLE                     8228
Burlington Industries          COM              121693105      425   308330 SH       SOLE                   308330
Carlisle Companies, Inc.       COM              142339100      818    29200 SH       SOLE                    29200
Clayton Homes Inc.             COM              184190106     1295   106150 SH       SOLE                   106150
Delphi Automotive Systems Corp COM              247126105     2093   178131 SH       SOLE                   178131
Delta Air Lines, Inc.          COM              247361108     1523    57825 SH       SOLE                    57825
Devon Energy Inc.              COM              25179M103      398    11575 SH       SOLE                    11575
Diamond Offshore Drilling, Inc COM              25271C102      823    32650 SH       SOLE                    32650
Exxon Mobil Corp.              COM              30231G102     2593    65806 SH       SOLE                    65806
FleetBostonFinancial Corp      COM              339030108     1586    43150 SH       SOLE                    43150
General Electric               COM              369604103      937    25200 SH       SOLE                    25200
General Motors                 COM              370442105     1962    45744 SH       SOLE                    45744
General Motors Cl. H           COM              370442832      464    34814 SH       SOLE                    34814
Homestake Mining Del           COM              437614100     1039   111750 SH       SOLE                   111750
Household International        COM              441815107     3167    56175 SH       SOLE                    56175
ITT Industries                 COM              450911102      478    10675 SH       SOLE                    10675
Int'l Bus Machines             COM              459200101      609     6636 SH       SOLE                     6636
KB Home                        COM              48666k109      423    14900 SH       SOLE                    14900
Kansas City Power & Light      COM              485134100      404    15500 SH       SOLE                    15500
Kemet Corporation              COM              488360108     2118   128650 SH       SOLE                   128650
LTV New                        COM              501921100        5    40850 SH       SOLE                    40850
Maxtor Corp.                   COM              577729205      123    34402 SH       SOLE                    34402
Mellon Financial Corp          COM              58551A108     1209    37390 SH       SOLE                    37390
Merck & Company                COM              589331107     1421    21340 SH       SOLE                    21340
Navistar International         COM              63934E108     2840   100541 SH       SOLE                   100541
Nisource Inc.                  COM              65473P105     1082    46400 SH       SOLE                    46400
Norfolk Southern               COM              655844108      190    11799 SH       SOLE                    11799
North Fork Bancorp NY          COM              659424105      226     7600 SH       SOLE                     7600
PepsiCo                        COM              713448108      334     6882 SH       SOLE                     6882
Philip Morris Inc.             COM              718154107     1213    25125 SH       SOLE                    25125
Phillips Petroleum             COM              718507106     1203    22300 SH       SOLE                    22300
Quantum-Storage Systems        COM              747906204      481    59000 SH       SOLE                    59000
Rowan Cos Inc.                 COM              779382100     1205    97350 SH       SOLE                    97350
Southwestern Energy Company    COM              845467109      667    56250 SH       SOLE                    56250
Texaco                         COM              881694103     1454    22375 SH       SOLE                    22375
The Timken Company             COM              887389104      850    62020 SH       SOLE                    62020
TransCanada Pipelines LTD      COM              893526103      180    14000 SH       SOLE                    14000
Trinity Industries             COM              896522109      876    40475 SH       SOLE                    40475
Tyco Int'l  LTD New            COM              902124106     2166    47600 SH       SOLE                    47600
USX Marathon Group             COM              902905827     1206    45100 SH       SOLE                    45100
USX-U.S. Steel Group           COM              90337T101      414    29600 SH       SOLE                    29600
Unisys Corp.                   COM              909214108     1208   139443 SH       SOLE                   139443
Unumprovident Corp             COM              91529Y106     3197   126600 SH       SOLE                   126600
Verizon Communication          COM              92343v104     1680    31043 SH       SOLE                    31043
Washington Mutual Inc.         COM              939322103     3543    92069 SH       SOLE                    92069
York International             COM              986670107      497    17350 SH       SOLE                    17350